Pension and other post-retirement benefits - Assumptions and 1% change (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension plans [member]
Assumptions defined benefit obligation and net pension and other benefit expense
Discount rate - obligation	2.40%	3.00%
Discount rate - expense	3.00%	3.70%
Rate of compensation increase	2.90%	3.00%
Pension plans [member] | Discount rate [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	1.00%
Increase in defined benefit obligation	$ 12,766,000
Decrease in actuarial assumption by	1.00%
Decrease in defined benefit obligation	$ (9,778,000)
Pension plans [member] | Rate of compensation increase [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	1.00%
Increase in defined benefit obligation	$ 3,009,000
Decrease in actuarial assumption by	1.00%
Decrease in defined benefit obligation	$ (2,772,000)
Pension plans [member] | Increase of one year in the expected lifetime [member]
Sensitivity analysis of actuarial assumptions
Increase in defined benefit obligation	$ 2,030,000
Other Benefit Plans [Member]
Assumptions defined benefit obligation and net pension and other benefit expense
Discount rate - obligation	2.50%	3.10%
Discount rate - expense	3.10%	3.90%
Initial health care cost trend rate	5.00%	6.00%
Cost trend rate declines to	5.00%	5.00%
Year the rate reaches its final level	2021	2022
Dental care cost trend rate	4.50%	5.00%
Other Benefit Plans [Member] | Discount rate [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	1.00%
Increase in defined benefit obligation	$ 4,138,000
Decrease in actuarial assumption by	1.00%
Decrease in defined benefit obligation	$ (3,270,000)